REVENUES - Breakdown of revenues by product group (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018		Sep. 30, 2019	Sep. 30, 2018		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Breakdown Of Revenues On The Basis Product Groups [Line Items]
Revenues	$ 8,084	$ 6,061	[1]	$ 21,493	$ 17,607	[1]	$ 24,189	$ 20,701	$ 18,440
WatchPAT and other related services
Disclosure Of Breakdown Of Revenues On The Basis Product Groups [Line Items]
Revenues	7,589	5,731		19,906	16,382		22,384	18,105	15,697
Endo PAT and other related services
Disclosure Of Breakdown Of Revenues On The Basis Product Groups [Line Items]
Revenues	$ 495	$ 330		$ 1,587	$ 1,225		$ 1,805	$ 2,596	$ 2,743

[1]	*See Note 2c regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data was not restated.